S000001129 [Member] Expense Example - AMG River Road Dividend All Cap Value Fund	Oct. 31, 2025 USD ($)
CLASS N SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,339
CLASS I SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,048
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	$ 1,001